FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Measurements, Recurring [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 0	$ 0
Bond [Member]
Fair Value Input Liabilities Quantitative Information [Line Items]
Convertible Debt	$ 0	$ 0